Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Fee and Commission Income

	2018	2017	2016
Fee income from asset management	1,853	2,126	1,702
Commission income	594	535	562
Other	112	140	144
Total fee and commission income	2,558	2,802	2,408